Average Annual Total Returns - Victory INCORE Investment Quality Bond VIP Series	Class I 1 Year	Class I 5 Years	Class I 10 Years	Class I After Taxes on Distributions 1 Year	Class I After Taxes on Distributions 5 Years	Class I After Taxes on Distributions 10 Years	Class I After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	8.35%	4.62%	4.05%	7.06%	3.49%	2.74%	4.94%	3.06%	2.58%	7.51%	4.44%	3.84%